CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	Total Alibaba Group Holding Limited shareholders' equity (deficits) CNY (¥)	Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Restructuring reserve CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gains (losses) on interest rate swaps and others CNY (¥)	Retained earnings (Accumulated deficits) CNY (¥)	Noncontrolling interest CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Mar. 31, 2019	¥ 492,257	¥ 1	¥ 231,783	¥ (97)	¥ (49)	¥ 5,068	¥ (2,592)	¥ 257	¥ 257,886	¥ 116,326	¥ 608,583
Balance (in shares) at Mar. 31, 2019 | shares		20,696,476,576
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	2,403				(2)		2,397	8		400	2,803
Share of additional paid-in capital and other comprehensive income of equity method investees	(169)		(107)				(62)				(169)
Change in fair value of interest rate swaps under hedge accounting and others	(225)							(225)			(225)
Net income for the period	94,039								94,039	(4,010)	90,029
Acquisition of subsidiaries	2,252		2,252							(572)	1,680
Acquisition of subsidiaries (in shares) | shares		14,329,896
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	421		421								421
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares		154,876,656
Repurchase and retirement of ordinary shares (in shares) | shares		(34,120)
Transactions with noncontrolling interests	(1,334)		(1,334)							3,605	2,271
Amortization of compensation cost	13,305		13,305							1,954	15,259
Appropriation to statutory reserves						513			(513)
Others	(150)		(247)	¥ 97						(271)	(421)
Balance at Sep. 30, 2019	602,799	¥ 1	246,073		(51)	5,581	(257)	40	351,412	117,432	720,231
Balance (in shares) at Sep. 30, 2019 | shares		20,865,649,008
Balance at Mar. 31, 2020	755,401	¥ 1	343,707		(51)	6,100	(387)	(256)	406,287	115,147	¥ 870,548
Balance (in shares) at Mar. 31, 2020 | shares		21,491,994,944									21,491,994,944	21,491,994,944
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	(8,777)				2		(8,788)	9		(794)	¥ (9,571)
Share of additional paid-in capital and other comprehensive income of equity method investees	865		571				293	1		1	866
Change in fair value of interest rate swaps under hedge accounting and others	14							14			14	$ 2
Net income for the period	76,409								76,409	(3,441)	72,968
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	144		144								144
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares		163,972,568
Repurchase and retirement of ordinary shares (in shares) | shares		(8,544)
Transactions with noncontrolling interests	2,960		2,960							2,491	5,451
Amortization of compensation cost	30,436		30,436							2,577	33,013
Appropriation to statutory reserves						776			(776)
Others	(49)		(49)							(194)	(243)
Balance at Sep. 30, 2020	¥ 857,403	¥ 1	¥ 377,769		¥ (49)	¥ 6,876	¥ (8,882)	¥ (232)	¥ 481,920	¥ 115,787	¥ 973,190	$ 143,335
Balance (in shares) at Sep. 30, 2020 | shares		21,655,958,968									21,655,958,968	21,655,958,968